Share Capital - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Number of shares issued (in shares)	596,818,436	595,938,975
Number of shares outstanding (in shares)	596,818,436	595,938,975	595,386,711
Preferred shares issued (in shares)	16,720,000	0
Preferred shares outstanding (in shares)	16,720,000	0
Weighted average number of shares outstanding (in shares)	596,437,577	595,756,470
Cumulative preferred dividend rate (in cad per dollar)	$ 1.0625
Cumulative preferred dividend rate	3.53%
Redemption price (in cad per share)	$ 25.00
Number of preferred dividends in arrears	$ 0
Number of shares issued upon conversion (in shares)	1
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redemption price (in cad per share)	$ 25.50